Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	¥ 50,326	¥ 38,124	$ 7,499
Less: accumulated amortization	(16,778)	(13,899)	(2,500)
Intangible Assets, Net (Excluding Goodwill), Total	33,548	24,225	4,999
Amortization expenses	2,879	6,879
Impairment of Intangible assets	0	0
Computer software
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	28,478	22,829	4,244
Licenses
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	15,648	¥ 15,295	2,332
-- Internet Hospital License
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	3,600		536
Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	¥ 2,600		$ 387